FINANCIAL INSTRUMENTS (Schedule of Currency Risk Affect Net Income) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	$ 32,039	$ 25,198
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	58,610	60,534
Financial liabilities	$ 52